UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS
(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005
(Address of principal executive offices) (Zip code)

James A. Abate
48 Wall Street, Suite 1100
New York, New York 10005
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end:  September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS (95.86%)
Consumer Discretionary (13.75%)
Hotels, Restaurants & Leisure (2.67%)
Chipotle Mexican Grill, Inc.(a)	4,190	$2,534,908
Starbucks Corp.	41,530	2,226,631
		4,761,539

Internet & Catalog Retail (2.17%)
Amazon.com, Inc.(a)	8,920	3,872,083

Media (3.53%)
Comcast Corp., Class A	46,190	2,777,867
Time Warner Cable, Inc.	3,730	664,574
Walt Disney Co.	24,918	2,844,140
		6,286,581

Multiline Retail (1.31%)
Target Corp.	28,576	2,332,659

Specialty Retail (4.07%)
Home Depot, Inc.	32,367	3,596,945
Lowe's Cos., Inc.	54,715	3,664,263
		7,261,208

Total Consumer Discretionary		24,514,070

Consumer Staples (14.95%)
Beverages (3.89%)
Coca-Cola Co.	86,910	3,409,479
PepsiCo, Inc.	37,729	3,521,625
		6,931,104

Food & Staples Retailing (4.05%)
Costco Wholesale Corp.	10,650	1,438,389
CVS Health Corp.	32,205	3,377,661
Wal-Mart Stores, Inc.	33,997	2,411,407
		7,227,457

Food Products (1.45%)
Archer-Daniels-Midland Co.	53,500	2,579,770

Household Products (3.96%)
Colgate-Palmolive Co.	36,330	2,376,345
Kimberly-Clark Corp.	21,010	2,226,430
Procter & Gamble Co.	31,298	2,448,755
		7,051,530

Tobacco (1.60%)
Altria Group, Inc.	58,460	2,859,279

Total Consumer Staples		26,649,140

Energy (1.02%)
Oil, Gas & Consumable Fuels (1.02%)
Chevron Corp.	6,871	662,845
Exxon Mobil Corp.	13,943	1,160,058
		1,822,903

Total Energy		1,822,903

	Shares	Value
Financials (3.83%)
Banks (2.46%)
SunTrust Banks, Inc.	49,450	$2,127,339
Wells Fargo & Co.	40,098	2,255,112
		4,382,451

Capital Markets (0.84%)
Goldman Sachs Group, Inc.	7,200	1,503,288

Diversified Financial Services (0.53%)
Berkshire Hathaway, Inc., Class B(a)	6,986	950,864

Total Financials		6,836,603

Health Care (20.36%)
Biotechnology (9.39%)
Amgen, Inc.	23,023	3,534,491
Biogen, Inc.(a)	10,920	4,411,025
Celgene Corp.(a)	22,210	2,570,474
Gilead Sciences, Inc.	53,205	6,229,241
		16,745,231

Health Care Equipment & Supplies (2.84%)
CR Bard, Inc.	15,230	2,599,761
Medtronic Plc	33,300	2,467,530
		5,067,291

Health Care Providers & Services (0.42%)
Express Scripts Holding Co.(a)	8,411	748,074

Pharmaceuticals (7.71%)
AbbVie, Inc.	51,650	3,470,364
Allergan Plc(a)	8,870	2,691,690
Johnson & Johnson	42,800	4,171,288
Merck & Co., Inc.	39,317	2,238,317
Pfizer, Inc.	35,025	1,174,388
		13,746,047

Total Health Care		36,306,643

Industrials (10.33%)
Aerospace & Defense (3.04%)
General Dynamics Corp.	19,260	2,728,949
Lockheed Martin Corp.	3,542	658,458
Textron, Inc.	45,360	2,024,417
		5,411,824

Air Freight & Logistics (2.17%)
CH Robinson Worldwide, Inc.	33,690	2,101,919
United Parcel Service, Inc., Class B	18,260	1,769,577
		3,871,496

Industrial Conglomerates (1.34%)
3M Co.	15,498	2,391,341

Machinery (2.21%)
Caterpillar, Inc.	20,990	1,780,372
Illinois Tool Works, Inc.	23,580	2,164,408
		3,944,780

	Shares	Value
Industrials (continued)
Road & Rail (1.57%)
Union Pacific Corp.	29,388	$2,802,734

Total Industrials		18,422,175

Information Technology (26.68%)
Communications Equipment (2.10%)
Cisco Systems, Inc.	65,240	1,791,490
QUALCOMM, Inc.	31,330	1,962,198
		3,753,688

Electronic Equipment & Instruments (0.94%)
Corning, Inc.	84,574	1,668,645

Internet Software & Services (5.18%)
Facebook, Inc., Class A(a)	35,580	3,051,519
Google, Inc., Class A(a)	4,820	2,602,993
Google, Inc., Class C(a)	6,885	3,583,711
		9,238,223

IT Services (3.29%)
Mastercard, Inc., Class A	25,400	2,374,392
Visa, Inc., Class A	52,000	3,491,800
		5,866,192

Semiconductors & Semiconductor Equipment (5.03%)
Intel Corp.	87,119	2,649,725
Linear Technology Corp.	55,830	2,469,361
Micron Technology, Inc.(a)	1,480	27,883
NVIDIA Corp.	64,220	1,291,464
Texas Instruments, Inc.	49,030	2,525,535
		8,963,968

Software (4.20%)
Microsoft Corp.	129,367	5,711,553
Oracle Corp.	43,949	1,771,145
		7,482,698

Technology Hardware, Storage & Peripherals (5.94%)
Apple, Inc.	84,498	10,598,161

Total Information Technology		47,571,575

Materials (4.56%)
Chemicals (1.49%)
International Flavors & Fragrances, Inc.	24,340	2,660,119

Construction Materials (1.80%)
Vulcan Materials Co.	38,170	3,203,608

Metals & Mining (1.27%)
Allegheny Technologies, Inc.	75,020	2,265,604

Total Materials		8,129,331

		Shares	Value
Telecommunication Services (0.38%)
Diversified Telecommunication (0.38%)
Verizon Communications, Inc.		14,370	$669,786

Total Telecommunication Services			669,786

TOTAL COMMON STOCKS
(Cost $139,402,106)			170,922,226

RIGHTS (0.00%)(b)
Casa Ley, CVR(c)(d)		2,960	3,004
PDC, CVR(c)(d)		2,960	145
			3,149

TOTAL RIGHTS
(Cost $3,149)			3,149

		Principal
		Amount	Value
U.S. GOVERNMENT BONDS & NOTES (0.96%)
U.S. Treasury Bonds (0.39%)
8/15/2019, 8.125%		$550,000	698,113

Total U.S. Treasury Bonds			698,113

U.S. Treasury Notes (0.57%)
1/31/2016, 2.000%		1,000,000	1,010,859

Total U.S. Treasury Notes			1,010,859

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $1,665,940)			1,708,972

Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (2.63%)
Puts (2.63%)
S&P 500® Index:
1/15/2016	$1,900.00	880	4,694,800

Total Puts			4,694,800

TOTAL PURCHASED OPTIONS
(Cost $5,639,046)			4,694,800

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.48%)
Money Market Fund (0.48%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	859,609	859,609

TOTAL SHORT TERM INVESTMENTS
(Cost $859,609)			859,609

Value
TOTAL INVESTMENTS (99.93%)
(Cost $147,569,850)	$178,188,756
Other Assets In Excess Of Liabilities (0.07%)	120,426
NET ASSETS (100.00%)	$178,309,182

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)
Security fair valued using methods determined in good faith by the Valuation Committee. As of June 30, 2015, the total market value of these securities was $3,149, representing less than 0.01% of net assets.

(d)	Security considered illiquid. On June 30, 2015, the total market value of these securities was $3,149, representing less than 0.01% of net assets.

Securities are determined to be illiquid under the procedures approved by the Fund's Board of Trustees. Information related to the illiquid securities is as follows:

Dates(s) of Purchase	Security	Cost	Market Value	% of Net Assets
1/30/2015	Casa Ley, CVR	$3,004	$3,004	0.00%
1/30/2015	PDC, CVR	145	$145	0.00
			$3,149	0.00%

Common Abbreviations:
CVR - Contingent Value Rights.
Plc - Public Limited Company.
S&P - Standard & Poor's.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS (97.82%)
ASIA (50.48%)
Australia (0.84%)
Materials (0.84%)
BHP Billiton, Ltd.	7,942	$165,753
South32, Ltd.(a)	7,942	10,968
		176,721
Total Australia		176,721

China (16.21%)
Consumer Staples (2.39%)
Hengan International Group Co., Ltd.	26,040	309,394
Want Want China Holdings, Ltd.	181,530	192,032
		501,426
Energy (1.11%)
China Petroleum & Chemical Corp., Class H	269,210	232,342

Financials (5.92%)
Agricultural Bank of China, Ltd., Class H	749,750	403,333
China Merchants Bank Co., Ltd., Class H	139,980	408,118
China Pacific Insurance Group Co., Ltd., Class H	57,990	278,296
Ping An Insurance Group Co., Class H	11,130	150,333
		1,240,080
Health Care (1.42%)
Roche Holding AG	1,060	297,043

Industrials (1.30%)
Zhejiang Expressway Co., Ltd., Class H	197,000	273,458

Information Technology (4.07%)
NetEase, Inc., ADR	2,020	292,627
Tencent Holdings, Ltd.	28,060	560,002
		852,629
Total China		3,396,978

Hong Kong (7.27%)
Financials (1.90%)
China Overseas Land & Investment, Ltd.	68,920	243,172
Yuexiu Property Co., Ltd.	709,920	154,778
		397,950
Industrials (0.89%)
Shanghai Industrial Holdings, Ltd.	54,780	185,861

Telecommunication Services (2.58%)
China Mobile, Ltd.	42,330	541,989

Utilities (1.90%)
China Gas Holdings, Ltd.	119,060	190,765
China Resources Power Holdings Co., Ltd.	74,100	206,960
		397,725
Total Hong Kong		1,523,525

India (5.77%)
Consumer Discretionary (0.88%)
Tata Motors, Ltd., Sponsored ADR	5,360	184,759

Energy (0.90%)
Reliance Industries, Ltd., Sponsored GDR(b)	6,030	187,835

Financials (1.33%)
HDFC Bank, Ltd., ADR	4,600	278,438

Health Care (1.28%)
Dr. Reddy's Laboratories, Ltd., ADR	4,840	267,749

Information Technology (1.38%)
Infosys, Ltd., Sponsored ADR	18,240	289,104

Total India		1,207,885

Japan (15.78%)
Consumer Discretionary (5.07%)
Bridgestone Corp.	8,620	318,887
Nippon Television Holdings, Inc.	8,140	143,997
Sony Corp.(a)	9,700	274,352
Sumitomo Electric Industries, Ltd.	20,880	323,646
		1,060,882
Financials (3.35%)
Mitsubishi UFJ Financial Group, Inc.	54,000	388,195
Sumitomo Mitsui Financial Group, Inc.	7,040	314,020
		702,215
Industrials (4.59%)
ITOCHU Corp.	27,650	365,323
Japan Airlines Co., Ltd.	6,752	235,577
Mitsubishi Electric Corp.	17,800	230,090
Yamato Holdings Co., Ltd.	6,740	130,493
		961,483
Information Technology (2.09%)
Hitachi High-Technologies Corp.	7,300	205,487
Murata Manufacturing Co., Ltd.	1,330	232,126
		437,613
Telecommunication Services (0.68%)
SoftBank Corp.	2,430	143,138

Total Japan		3,305,331

Korea (2.19%)
Financials (0.45%)
Samsung Card Co., Ltd.	2,860	94,868

	Shares	Value
Information Technology (1.74%)
Samsung Electronics Co., Ltd.	320	363,763

Total Korea		458,631

Singapore (0.81%)
Industrials (0.81%)
ComfortDelGro Corp., Ltd.	72,550	168,602

Total Singapore		168,602

Taiwan (1.61%)
Information Technology (1.61%)
Taiwan Semiconductor Manufacturing Co., Ltd.	74,130	337,561

Total Taiwan		337,561

TOTAL ASIA
(Cost $9,656,190)		10,575,234

EUROPE (36.19%)
Austria (0.96%)
Materials (0.96%)
voestalpine AG	4,830	201,012

Total Austria		201,012

Belgium (0.70%)
Materials (0.70%)
Solvay SA	1,070	147,203

Total Belgium		147,203

Denmark (1.44%)
Health Care (1.44%)
Novo Nordisk A/S, Class B	5,537	301,677

Total Denmark		301,677

Finland (0.72%)
Industrials (0.72%)
Kone OYJ, Class B	3,685	149,539

Total Finland		149,539

France (6.04%)
Consumer Discretionary (1.17%)
Cie Generale des Etablissements Michelin	2,341	245,301

Energy (1.21%)
TOTAL SA	5,220	253,556

Financials (1.82%)
AXA SA	6,980	176,099
Fonciere Des Regions, REIT	2,430	206,487
		382,586
Industrials (0.92%)
Safran SA	2,840	192,472

Utilities (0.92%)
GDF Suez	10,360	192,190

Total France		1,266,105

Germany (4.69%)
Consumer Discretionary (0.89%)
Daimler AG	2,050	186,584

Financials (0.86%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,020	180,806

Information Technology (1.72%)
Infineon Technologies AG	29,020	360,089

Telecommunication Services (1.22%)
Deutsche Telekom AG	14,760	254,233

Total Germany		981,712

Great Britain (7.69%)
Consumer Discretionary (0.79%)
Next Plc	1,420	166,222

Consumer Staples (1.61%)
Unilever NV	8,100	337,326

Energy (1.13%)
BP Plc	35,917	237,110

Financials (0.59%)
3i Group Plc	15,200	123,356

Industrials (0.80%)
easyJet Plc	6,890	167,369

Materials (0.97%)
Rio Tinto, Ltd.	4,910	203,622

Telecommunication Services (1.80%)
BT Group Plc	53,250	376,678

Total Great Britain		1,611,683

Hungary (0.64%)
Energy (0.64%)
MOL Hungarian Oil and Gas Plc	2,600	133,067

Total Hungary		133,067

	Shares	Value
Ireland (1.08%)
Financials (1.08%)
Bank of Ireland(a)	559,160	225,975

Total Ireland		225,975

Italy (5.05%)
Financials (5.05%)
Assicurazioni Generali SpA	11,720	211,147
Intesa Sanpaolo SpA	153,350	555,970
UniCredit SpA	43,380	291,382
		1,058,499
Total Italy		1,058,499

Norway (0.70%)
Energy (0.70%)
Statoil ASA	8,220	146,882

Total Norway		146,882

Russia (1.33%)
Energy (0.53%)
NOVATEK OAO, Sponsored GDR(c)	1,090	110,962

Telecommunication Services (0.80%)
Mobile Telesystems OJSC, Sponsored ADR	17,200	168,216

Total Russia		279,178

Spain (3.40%)
Financials (1.86%)
Banco Bilbao Vizcaya Argentaria SA	39,728	389,405

Utilities (1.54%)
Iberdrola SA	47,894	322,610

Total Spain		712,015

Sweden (0.75%)
Industrials (0.75%)
Securitas AB, B Shares	11,860	156,801

Total Sweden		156,801

Switzerland (1.00%)
Financials (1.00%)
Zurich Insurance Group AG	690	210,037

Total Switzerland		210,037

TOTAL EUROPE
(Cost $7,657,349)		7,581,385

NORTH AMERICA (6.80%)
Canada (3.91%)
Financials (2.43%)
Royal Bank of Canada	3,950	241,554
Toronto-Dominion Bank	6,310	267,960
		509,514
Information Technology (1.48%)
Lenovo Group, Ltd.	222,940	308,890

Total Canada		818,404

Mexico (2.89%)
Consumer Staples (0.86%)
Fomento Economico Mexicano SAB de CV	20,210	180,067

Financials (0.71%)
Grupo Financiero Banorte SAB de CV	26,950	148,180

Telecommunication Services (1.32%)
Grupo Televisa SAB	35,800	277,950

Total Mexico		606,197

TOTAL NORTH AMERICA
(Cost $1,556,463)		1,424,601

SOUTH AMERICA (4.35%)
Argentina (0.66%)
Financials (0.66%)
Banco Macro SA, ADR	3,030	138,168

Total Argentina		138,168

Brazil (3.69%)
Consumer Staples (1.44%)
Ambev SA	49,300	302,228

Financials (0.91%)
Banco do Brasil SA	24,700	191,858

Materials (1.34%)
Fibria Celulose SA, Sponsored ADR	20,590	280,230

Total Brazil		774,316

TOTAL SOUTH AMERICA
(Cost $951,704)		912,484

TOTAL COMMON STOCKS
(Cost $19,821,706)		20,493,704

		Shares	Value
PREFERRED STOCKS (0.55%)
SOUTH AMERICA (0.55%)
Brazil (0.55%)
Financials (0.55%)
Banco Bradesco SA		12,696	116,380

Total Brazil			116,380

TOTAL SOUTH AMERICA
(Cost $157,645)			116,380

TOTAL PREFERRED STOCKS
(Cost $157,645)			116,380

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.25%)
Money Market Fund (1.25%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	261,135	261,135

TOTAL SHORT TERM INVESTMENTS
(Cost $261,135)			261,135

TOTAL INVESTMENTS (99.62%)
(Cost $20,240,486)			$20,871,219
Other Assets In Excess Of Liabilities (0.38%)			79,897
NET ASSETS (100.00%)			$20,951,116

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2015, these securities amount to a value of $187,835 or 0.90% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities was $110,962, representing 0.53% of net assets.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for Joint Stock Company.
ASA - Allmennaksjeselskap in the Norwegian term for public limited company.
GDR - Global Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO - Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)
OJSC - Open Joint Stock Company.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB - Sociedad Anonima Busatil is the Spanish term used for publicly held company.
SAB de CV - A variable capital company.
SpA - Societa Per Azioni is an Italian shared company.
UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)
		Shares	Value
EXCHANGE-TRADED FUNDS (8.27%)
SPDR® Gold Shares(a)		42,900	$4,820,673

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,042,627)			4,820,673

OPEN-END FUNDS (91.60%)
Centre Active U.S. Treasury Fund, Institutional Class(b)		1,714,430	17,264,308
Centre American Select Equity Fund, Institutional Class(b)		1,275,116	15,199,382
Centre Global Select Equity Fund, Institutional Class(b)		1,992,952	20,906,068

TOTAL OPEN-END FUNDS
(Cost $56,256,899)			53,369,758

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.20%)
Money Market Fund (0.20%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	118,627	118,627

TOTAL SHORT TERM INVESTMENTS
(Cost $118,627)			118,627

TOTAL INVESTMENTS (100.07%)
(Cost $61,418,153)			$58,309,058
Liabilities in Excess of Other Assets (-0.07%)			(42,941)
NET ASSETS (100.00%)			$58,266,117

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Funds and has the same investment adviser.

Common Abbreviations:
SPDR - Standard & Poor's Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)
		Principal
		Amount	Value
U.S. GOVERNMENT BONDS & NOTES (73.80%)
U.S. Treasury Bonds (55.00%)
5/15/2017, 8.750%		$8,000,000	$9,208,752
8/15/2017, 8.875%		5,700,000	6,681,021
8/15/2019, 8.125%		13,000,000	16,500,861
2/15/2020, 8.500%		6,000,000	7,861,872
8/15/2020, 8.750%		13,300,000	17,931,100
Total U.S. Treasury Bonds			58,183,606

U.S. Treasury Notes (18.80%)
1/31/2019, 1.250%		15,735,000	15,731,318
7/31/2019, 1.625%		1,900,000	1,915,289
7/31/2021, 2.250%		2,200,000	2,239,704
Total U.S. Treasury Notes			19,886,311

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $74,365,770)			78,069,917

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (19.65%)
Money Market Fund (19.65%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	20,786,479	20,786,479

TOTAL SHORT TERM INVESTMENTS
(Cost $20,786,479)			20,786,479

TOTAL INVESTMENTS (93.45%)
(Cost $95,152,249)			$98,856,396
Other Assets In Excess Of Liabilities (6.55%)			6,932,140
NET ASSETS (100.00%)			$105,788,536

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS (88.12%)
General Obligation (44.87%)
County of Arlington, VA
8/15/2024, 4.000%	$1,000,000	$1,140,730
City of Arlington, TX
8/15/2025, 5.000%	850,000	1,038,751
Baltimore County, MD
8/1/2022, 4.000%	1,665,000	1,844,254
City of Columbus, OH, Series 1
7/1/2029, 4.000%	500,000	534,905
Delaware State, Series A
8/1/2026, 3.000%	1,500,000	1,539,000
Fairfax County, VA, Series A
10/1/2027, 3.000%	2,000,000	2,033,940
Georgia State
10/1/2023, 4.125%	1,000,000	1,039,170
Georgia State, Series B
4/1/2025, 4.250%	1,120,000	1,183,078
Mecklenburg County, NC, Series A
4/1/2030, 3.000%	1,500,000	1,461,480
County of Montgomery, MD
11/1/2027, 5.000%	1,000,000	1,201,130
North Carolina State, Series B
6/1/2026, 5.000%	1,500,000	1,838,235
State of Ohio
6/15/2035, 5.000%	2,000,000	2,262,320
Prince George's County, MD, Public Improvements
7/15/2026, 4.125%	2,000,000	2,154,080
San Antonio, TX
2/1/2024, 5.000%	750,000	904,733
State of Texas
8/1/2024, 5.000%	765,000	929,008
Wake County, NC, Series A
5/1/2029, 3.000%	2,000,000	1,977,600
Total General Obligation		23,082,414

Prerefunded Issues(a) (28.48%)
Arizona Water Infrastructure Finance Authority, 10/01/19 @ 100
10/1/2021, 5.000%	1,000,000	1,154,680
Kansas State, Development Finance Authority, DW-1, 4/01/17 @ 100
4/1/2022, 3.125%	2,000,000	2,079,640
Lousianna State, Series A, 5/01/19 @ 100
5/1/2024, 5.000%	500,000	570,515
Norfolk, VA, Series C, 4/01/21 @ 100
10/1/2027, 5.000%	635,000	749,046

		Principal
		Amount	Value
Prerefunded Issues(a) (continued)
Oregon State, Lottery Revenue, Series A, 4/01/19 @ 100
4/1/2021, 5.000%		$1,000,000	$1,138,020
Tennessee State, Series A, 5/01/17 @ 100
5/1/2027, 5.000%		2,075,000	2,237,577
Utah State, Series A, 07/01/21 @ 100
7/1/2023, 5.000%		2,000,000	2,376,640
Virginia State, Series A, 6/01/16 @ 100
6/1/2026, 4.250%		2,000,000	2,070,600
Virginia State, Resources Authority Clean Water Revenue, 10/01/19 @ 100
10/1/2028, 4.500%		2,000,000	2,272,660
Total Prerefunded Issues			14,649,378

Revenue Bonds (14.77%)
Fairfax County, VA, Water Authority Water Revenue
4/1/2027, 4.500%		2,145,000	2,255,961
Gwinnett County, GA, Water & Sewerage Authority, Series A
8/1/2028, 4.000%		2,000,000	2,153,940
NY State Environment
11/15/2033, 5.000%		1,000,000	1,153,690
Washington, MD, Suburban Sanitation District, Public Improvements
6/1/2026, 3.000%		2,000,000	2,035,000
Total Revenue Bonds			7,598,591

TOTAL MUNICIPAL BONDS
(Cost $43,908,721)			45,330,383

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (6.15%)
Money Market Fund (6.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	3,162,990	3,162,990

TOTAL SHORT TERM INVESTMENTS
(Cost $3,162,990)			3,162,990

TOTAL INVESTMENTS (94.27%)
(Cost $47,071,711)			$48,493,373
Other Assets In Excess Of Liabilities (5.73%)			2,947,667	(b)
NET ASSETS (100.00%)			$51,441,040

(a)
Prerefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At June 30, 2015, the Fund had outstanding futures contracts:

				Underlying	Unrealized
Description	Position	Contracts	Expiration Date	Face Amount at Value	Appreciation/ (Depreciation)

US 10yr T-Note	Short	42	9/22/2015	$(5,299,220)	$(53,876)
US 2Yr Note Future	Short	22	10/01/2015	(4,816,627)	(16,170)
US 5Yr T-Note Future	Short	45	10/01/2015	(5,366,601)	(43,305)
US Long Bond Future	Short	2	9/22/2015	(301,688)	(3,878)
				$(15,784,133)	$(117,229)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
June 30, 2015  (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements:

(a)	Portfolio securities traded on a securities exchange or are quoted by NASDAQ are valued at last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and are not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at by an approved pricing source. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities, and prices of similar securities or financial instruments.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Global Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2015 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2014, remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on June 30, 2015. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	The Funds bear expenses incurred specifically on each Fund’s behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of a Fund are charged with respect to such class.

(h)	The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Centre Active U.S. Treasury Fund and the Centre Active U.S. Tax Exempt Fund which will make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2)	FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of June 30, 2015:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$170,922,226	$–	$–	$170,922,226
Rights	–		3,149	3,149
Purchased Options	4,694,800	–	–	4,694,800
U.S. Government Bonds & Notes	–	1,708,972		1,708,972
Short Term Investments	859,609	–	–	859,609
Total	$176,476,635	$1,708,972	$3,149	$178,188,756

Centre Global Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,493,704	$–	$–	$20,493,704
Preferred Stocks	116,380	–	–	116,380
Short Term Investments	261,135	–	–	261,135
Total	$20,871,219	$–	$–	$20,871,219

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S Government Bonds & Notes	$–	$78,069,917	$–	$78,069,917
Short Term Investments	20,786,479			20,786,479
Total	$20,786,479	$78,069,917	$–	$98,856,396

Centre Active U.S. Tax Exempt Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$45,330,383	$–	$–	$45,330,383
Short Term Investments	3,162,990			3,162,990
Total	$48,493,373	$–	$–	$48,493,373
Other Financial Instruments
Liabilities:
Futures Contracts	(117,229)			(117,229)
Total	$(117,229)	$–	$–	$(117,229)

Centre Multi-Asset Real Return Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$4,820,673	$–	$–	$4,820,673
Open-End Funds	53,369,758	–	–	53,369,758
Short Term Investments	118,627	–	–	118,627
Total	$58,309,058	$–	$–	$58,309,058

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of June 30, 2015.

Derivative Financial Instruments
The following discloses the Funds’ use of derivative instruments.

A Fund is generally permitted to purchase investment securities and enter into various types of derivative contracts such as purchased and written options. In doing so, the Fund may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors or to hedge. A Fund may invest its assets in derivatives, cash management instruments, and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Market Risk Factors: In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives
Use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and a Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure, but are the additional risks from investing in derivatives.

Example of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing
A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2015, the Centre American Select Equity Fund held $4,694,800 in Purchased Options.

Futures
A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

Fair Value of Derivative Instruments as of June 30, 2015:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Centre American Select Equity Fund
Equity Contracts (Purchased Options)	Investments, at value	$4
		$6,582,400
Centre Active U.S. Tax Exempt Fund
Fixed Income Contracts (Futures Contracts)	Variation margin payable	$117,230
		$117,230

(3)	TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2015 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales and certain other investments.

Centre American Select Equity Fund

Gross appreciation (excess of value over tax cost)	$35,388,930
Gross depreciation (excess of tax cost over value)	(5,040,914)
Net unrealized appreciation	$30,348,016
Cost of investments for income tax purposes	$147,840,740

Centre Global Select Equity Fund

Gross appreciation (excess of value over tax cost)	$1,803,386
Gross depreciation (excess of tax cost over value)	(1,234,593)
Net unrealized appreciation	$568,793
Cost of investments for income tax purposes	$20,302,426

Centre Active U.S. Treasury Fund

Gross appreciation (excess of value over tax cost)	$3,704,147
Gross depreciation (excess of tax cost over value)	0
Net unrealized depreciation	$3,704,147
Cost of investments for income tax purposes	$95,152,249

Centre Active U.S. Tax Exempt Fund

Gross appreciation (excess of value over tax cost)	$1,574,601
Gross depreciation (excess of tax cost over value)	(152,939)
Net unrealized depreciation	$1,421,662
Cost of investments for income tax purposes	$47,071,711

Centre Multi-Asset Real Return Fund

Gross appreciation (excess of value over tax cost)	$88,556
Gross depreciation (excess of tax cost over value)	(3,383,240)
Net unrealized appreciation	$(3,294,684)
Cost of investments for income tax purposes	$61,603,742

(4)	AFFILIATED COMPANIES:

The Multi-Asset Real Return Fund, in accordance with its investment strategies, may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, includes one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares, and value of investments in affiliated companies for the period ended June 30, 2015 were as follows:

Centre Multi-Asset Real Return Fund

Investment Companies	Share Balance April 1, 2015	Purchases	Sales	Share Balance June 30, 2015	Dividend Income	Realized Gain	Market Value June 30, 2015
Centre Active U.S. Treasury Fund, Institutional Class	1,437,698	326,682	49,950	1,714,430	$232,214	$(6,993)	$17,264,308
Centre American Select Equity Fund, Institutional Class	1,307,665	160,142	192,691	1,275,116	244,089	(25,368)	15,199,382
Centre Global Select Equity Fund, Institutional Class	1,268,486	742,415	17,949	1,992,952	2,132,530	(44,692)	20,906,068
					$2,608,833	$(77,053)	$53,369,758

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 28, 2015

By:	/s/ Vu Phong Nguyen
Vu Phong Nguyen, Treasurer

Date:	August 28, 2015